Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of cash and cash equivalent and restricted cash

The following table summarizes cash and cash equivalent and restricted cash in the consolidated balance sheets (in thousands):

	2020	2019
Cash and cash equivalents	$90,626	$58,524
Restricted	15,500	15,500
	$106,126	$74,024

Schedule of allowance for doubtful accounts

The change in the Company’s allowance for doubtful accounts was as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Beginning balance	$1,122	$1,055	$640
Additions	1,208	449	482
Write-offs, net of recoveries	(943)	(382)	(67)
Ending balance	$1,387	$1,122	$1,055

Schedule of stock-based compensation

The following table summarizes stock-based compensation cost included in the consolidated statements of operations (in thousands):

	Years Ended December 31,
	2020	2019	2018
Cost of revenue, excluding depreciation and amortization	$109	$353	$1,436
Sales and marketing	60	658	1,442
General and administrative	977	1,446	1,505
Research and development	43	356	637
	$1,189	$2,813	$5,020